CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock Class A	Preferred Stock Class B	Preferred Stocks Class C	Preferred Stocks Class D	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest	Preferred Stock Class E
Balance, shares at Dec. 31, 2019		54,200,000				22,653,085
Balance, amount at Dec. 31, 2019		$ 5,420	$ 0	$ 0	$ 0	$ 2,266	$ 72,377,955	$ (76,752,170)	$ (143,011)
Issuance of common shares for services, shares						400,000
Issuance of common shares for services, amount	$ 149,199					$ 40	149,159
Issuance of common shares pursuant to investment agreement, shares						4,266,667
Issuance of common shares pursuant to investment agreement, amount	812,576					$ 427	812,149
Issuance of common shares for principal and accrued interest on notes, shares						5,222,627
Issuance of common shares for principal and accrued interest on notes, amount	778,657					$ 522	778,135
Issuance of preferred shares for services, shares		7,400,000
Issuance of preferred shares for services, amount	555,000	$ 740					554,260
Issuance of preferred shares for cash, shares			408
Issuance of preferred shares for cash, amount	408,000		$ 0				408,000
Conversion of preferred shares, shares		(1,600,000)				533,333
Conversion of preferred shares, amount	0	$ (160)				$ 53	107
Settlement of derivative liability due to debt conversion	3,052,437					0	3,052,437
Net loss	(4,444,505)								(410,788)
Net loss	(4,444,505)
Balance, amount at Dec. 31, 2020		6,000	0	0	$ 0	3,308	78,132,202	(80,785,887)	(553,799)
Balance, amount at Dec. 31, 2020	(3,198,176)	$ 6,000	$ 0	$ 0		$ 3,308
Balance, shares at Dec. 31, 2020		60,000,000	408			33,075,711
Issuance of common shares for services, shares						66,667
Issuance of common shares for services, amount	18,000					$ 7	17,993
Issuance of preferred shares for cash, shares				760	1,500
Issuance of preferred shares for cash, amount	2,260,000						2,260,000
Conversion of preferred shares, shares		(1,000,000)				333,333
Conversion of preferred shares, amount		$ (100)				$ 33	67
Issuance of common shares for acquisition, shares						168,350
Issuance of common shares for acquisition, amount	500,000					$ 17	499,983
Issuance of common shares for principal and accrued interest on convertible notes, shares						1,733,333
Issuance of common shares for principal and accrued interest on convertible notes, amount	3,107,000					$ 173	3,106,827
Net loss	(1,361,139)							(1,141,731)	(219,408)
Balance, amount at Mar. 31, 2021	1,325,685	$ 5,900				$ 3,538	84,017,072
Balance, shares at Mar. 31, 2021		59,000,000	408	760	1,500	35,377,394
Balance, shares at Dec. 31, 2020		60,000,000	408			33,075,711
Balance, amount at Dec. 31, 2020		$ 6,000	$ 0	$ 0	$ 0	$ 3,308	78,132,202	(80,785,887)	(553,799)
Balance, amount at Dec. 31, 2020	(3,198,176)	6,000	$ 0	$ 0		3,308
Net loss	(2,505,284)
Balance, amount at Jun. 30, 2021	989,648	$ 5,654				$ 4,283	84,824,680	(82,926,105)	(918,864)
Balance, shares at Jun. 30, 2021		56,538,285	123	760	2,000	42,838,120
Balance, shares at Dec. 31, 2020		60,000,000	408			33,075,711
Balance, amount at Dec. 31, 2020		$ 6,000	$ 0	$ 0	$ 0	$ 3,308	78,132,202	(80,785,887)	(553,799)
Balance, amount at Dec. 31, 2020	(3,198,176)	$ 6,000	$ 0	$ 0		$ 3,308
Issuance of common shares for services, shares						335,106
Issuance of common shares for services, amount	95,008					$ 34	94,974
Issuance of common shares for principal and accrued interest on notes, shares						2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157					$ 255	3,444,902
Issuance of preferred shares for cash, shares				760	2,000
Issuance of preferred shares for cash, amount	2,760,000			$ 0	$ 0		2,760,000
Conversion of preferred shares, shares		(3,646,985)	(360)			10,913,576
Conversion of preferred shares, amount	282	$ (365)				$ 1,091	(444)
Net loss	(5,763,947)							(5,373,015)	(390,932)
Issuance of common shares for acquisition, shares						168,350
Issuance of common shares for acquisition, amount	414,151					$ 17	414,134
Issuance of common shares for services previously accrued, shares						87,776
Issuance of common shares for services previously accrued, amount	51,275					$ 9	51,266
Net loss	(5,763,947)
Issuance of common shares for cash, shares						4,210,577
Issuance of common shares for cash, amount	540,899			0	0	$ 421	540,478
Warrants converted to common shares, shares						5,700,000
Warrants converted to common shares, amount	416,446					$ 570	415,876
Rounding adjustment in connection with reverse split, shares						1,744,343
Rounding adjustment in connection with reverse split, amount	174					$ 174	0
Balance, amount at Dec. 31, 2021		5,635	$ 0	0	0	5,879	85,853,388	(86,158,902)	(944,731)
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 5,635	$ 0	$ 0	$ 0	$ 5,879				$ 0
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	58,785,924
Balance, shares at Mar. 31, 2021		59,000,000	408	760	1,500	35,377,394
Balance, amount at Mar. 31, 2021	1,325,685	$ 5,900				$ 3,538	84,017,072
Issuance of common shares for services, shares						66,667
Issuance of common shares for services, amount	35,865					$ 5	35,860
Issuance of preferred shares for cash, shares					500
Issuance of preferred shares for cash, amount	500,000						500,000
Conversion of preferred shares, shares		(2,461,715)	(285)			5,286,728
Conversion of preferred shares, amount	283	$ (246)				$ 529
Issuance of common shares for principal and accrued interest on convertible notes, shares						362,988
Issuance of common shares for principal and accrued interest on convertible notes, amount	271,785					$ 37	271,748
Net loss	(1,144,146)							(998,487)	(145,657)
Rounding adjustment in connection with reverse split, shares						1,744,343
Rounding adjustment in connection with reverse split, amount	174					$ 174
Balance, amount at Jun. 30, 2021	989,648	$ 5,654				$ 4,283	84,824,680	(82,926,105)	(918,864)
Balance, shares at Jun. 30, 2021		56,538,285	123	760	2,000	42,838,120
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 5,635	$ 0	$ 0	$ 0	$ 5,879				0
Issuance of common shares for services, shares						1,500,000
Issuance of common shares for services, amount	240,000					$ 150	239,850
Conversion of preferred shares, shares		(114,117)				2,852,925
Conversion of preferred shares, amount	0	$ (11)				$ 285	(274)
Net loss	(1,497,773)							(1,422,463)	(75,310)
Issuance of common shares for cash, shares						6,632,390
Issuance of common shares for cash, amount	499,272					$ 663	498,609
Balance, amount at Mar. 31, 2022	(1,997,232)	$ 5,624	$ 0	$ 0	$ 0	$ 6,977	86,591,573			0
Balance, shares at Mar. 31, 2022		56,238,898	48	760	2,000	69,771,239
Balance, shares at Dec. 31, 2021		56,353,015	48	760	2,000	58,785,924
Balance, amount at Dec. 31, 2021		$ 5,635	$ 0	$ 0	$ 0	$ 5,879	85,853,388	(86,158,902)	(944,731)
Balance, amount at Dec. 31, 2021	(1,238,731)	5,635	$ 0	$ 0	$ 0	5,879				$ 0
Net loss	(4,749,073)
Net loss	(4,950,262)
Balance, amount at Jun. 30, 2022	(1,699,791)	$ 5,611				$ 8,994	88,993,884	(91,069,111)	360,831
Balance, shares at Jun. 30, 2022		56,108,617		282	2,000	89,940,121				1,550
Balance, shares at Mar. 31, 2022		56,238,898	48	760	2,000	69,771,239
Balance, amount at Mar. 31, 2022	(1,997,232)	$ 5,624	$ 0	$ 0	$ 0	$ 6,977	86,591,573			$ 0
Issuance of common shares for services, shares						9,626,000
Issuance of common shares for services, amount	871,038					$ 963	870,075
Issuance of preferred shares for cash, shares										1,550
Issuance of preferred shares for cash, amount	1,488,000					$ 0	1,488,000			$ 0
Conversion of preferred shares, shares		(130,281)	(48)	(478)		9,870,052
Conversion of preferred shares, amount	0	$ (13)	$ 0	$ 0		$ 987	(974)
Net loss	(3,452,489)							(3,326,610)	(125,879)
Accrued preferred share dividends	(161,136)							(161,136)
Issuance of common shares for convertible note, shares						672,830
Issuance of common shares for convertible note, amount	45,277					$ 67	45,210
Effect of acquisition on non-controlling interest	1,506,751								1,506,751
Balance, amount at Jun. 30, 2022	$ (1,699,791)	$ 5,611				$ 8,994	$ 88,993,884	$ (91,069,111)	$ 360,831
Balance, shares at Jun. 30, 2022		56,108,617		282	2,000	89,940,121				1,550